Nationwide Geneva Mid Cap Growth Fund
FUND SUMMARY: NATIONWIDE GENEVA MID CAP GROWTH FUND
Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 82 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 62 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nationwide Geneva Mid Cap Growth Fund	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Geneva Mid Cap Growth Fund		Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fee		0.25%	1.00%	none	none
Other Expenses	[1]	0.40%	0.15%	0.15%	0.40%
Total Annual Fund Operating Expenses		1.36%	1.86%	0.86%	1.11%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Geneva Mid Cap Growth Fund (USD $)	1 Year	3 Years
Class A shares	706	981
Class C shares	289	585
Institutional Class shares	88	274
Institutional Service Class shares	113	353

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years
Nationwide Geneva Mid Cap Growth Fund Class C shares	189	585

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed as the Fund has not commenced operations as of the date of this Prospectus.
Principal Investment Strategies
The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.

The Fund’s investment focus is on U.S. companies whose market capitalization is generally within the market capitalization range of the companies represented in the Russell Midcap Index at time of purchase (“U.S. mid-cap companies”), although the Fund may invest in companies outside this range. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in U.S. mid-cap companies. Because the fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund's holdings can have market capitalizations outside the range of the Russell Midcap Index at any given time.  In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through any of research, meetings with management and analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds (“ETFs”).
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Mid-cap risk – medium-sized companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Exchange-traded funds risk – An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.